Commitments and contingencies - Contractual Obligation (Details) $ in Millions	Dec. 31, 2025 CAD ($)
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets	$ 5,739
Purchase obligations	3,347
Leases committed not yet commenced	172
Total	9,258
2026
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets	1,355
Purchase obligations	893
Leases committed not yet commenced	15
Total	2,263
2027
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets	1,391
Purchase obligations	607
Leases committed not yet commenced	22
Total	2,020
2028
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets	522
Purchase obligations	464
Leases committed not yet commenced	23
Total	1,009
2029
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets	454
Purchase obligations	398
Leases committed not yet commenced	24
Total	876
2030
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets	429
Purchase obligations	343
Leases committed not yet commenced	24
Total	796
Thereafter
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets	1,588
Purchase obligations	642
Leases committed not yet commenced	64
Total	$ 2,294